MILLENNIUM INCOME TRUST

TREASURERS' GOVERNMENT MONEY MARKET FUND

SEMI-ANNUAL REPORT

MARCH 31, 1998

MILLENNIUM INCOME TRUST
-----------------------------------------------------------------------------




Dear Shareholder,

We are pleased to provide you with the semi-annual report of the Millennium Income Trust for the six month period ended March 31, 1998. During the period the Treasurers' Government Money Market Fund portfolio registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

Although past performance is no guarantee of future results the table below presents the Fund's 7 day average yields at the end of the six month period.



                                  7 Day Average Yields (3/31/98)
                                  ------------------------------

                                          Current   Compound
                                          -------   --------
Treasurers' Government Money Market Fund   5.54%      5.69%

Thank you for choosing the Treasurers' Government Money Market Fund. We look forward to the continued opportunity to meet your investment needs.



James A. Casselberry, Jr.
President




May 29, 1998

MILLENNIUM INCOME TRUST


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998
(Unaudited)

ASSETS:
 Investment securities, at acquisition cost
   and value (Note 2)                                  $ 8,148,415
 Cash                                                       13,655
 Receivables
   Accrued income                                              507
   Other assets                                             18,590
 Prepaid organizational expenses, net (Note 3)               8,340
                                                         ---------
   Total assets                                          8,189,507
                                                         ---------
LIABILITES:

 Income distribution payable                                36,358
 Payable to related party (Note 3)                           8,340
                                                         ---------
   Total liabilities                                        44,698
                                                         ---------

Net assets                                             $ 8,144,809
                                                         =========

Net assets consist of capital shares                   $ 8,144,809
                                                         =========
Shares of beneficial interest outstanding
 (Unlimited number of shares authorized, no par value) $ 8,144,809
                                                         =========
Net asset value, redemption price and
  offering price per share (Note 2)                         $ 1.00
                                                         =========









See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 1998
(Unaudited)

                                                  Par           Value
                                               ---------     ----------

AGENCY DISCOUNT NOTES   -    60.4 %

  Federal Home Loan Bank
   5.43% discount rate, due 4/13/98         $  3,432,000   $  3,425,788

  Federal Home Loan Mortgage Corp
   5.45% discount rate, due 4/23/98            1,500,000      1,495,009
                                                              ---------
TOTAL AGENCY DISCOUNT NOTES
 (Cost  $ 4,906,651)                                          4,920,797
                                                              ---------

                                               Maturity       Value
                                              ---------      ----------
REPURCHASE AGREEMENT (1)   -    39.6 %

  Morgan Stanley Group, Inc
   5.65% Issue date 3/31/98 due 4/1/98      $  3,228,124   $  3,227,618
                                                              ---------
TOTAL REPURCHASE AGREEMENT
 (Cost $ 3,227,618)                            3,228,124      3,227,618
                                               ---------      ---------


TOTAL INVESTMENTS   - 100%
 (Cost $ 8,134)                                            $  8,148,415
                                                              =========


(1) Repurchase agreement is fully collateralized by U.S. Government securities.






See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1998
(Unaudited)

INVESTMENT INCOME:
 Interest income
  U. S. government securities                             $   101,923
  Repurchase agreements                                         7,454
                                                              -------
    Total Income                                              109,377
EXPENSES:  (Note 3)
 Management fees                                                3,960
 Administration fees                                              990
 Service fees                                                  10,877
 Legal fees                                                     4,937
 Audit fees                                                     7,500
 Insurance expense                                              3,000
 Amortization of organization expenses                          2,344
                                                              -------
    Total Expenses                                             33,608
Less fees waived and expenses reimbursed by the Manager       (32,571)
                                                              -------
Net Expenses                                                    1,037
                                                              -------
NET INVESTMENT INCOME AND INCREASE
IN NET ASSETS FROM OPERATIONS                             $   108,340
                                                              =======


















See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                      6 Months      Year          Year
                                                       Ended        Ended         Ended
                                                      3/31/98      9/30/97       9/30/96
                                                     ---------    ---------     ---------
Operations, dividends & capital share activity:
   Net investment income                           $   108,340   $   6,315     $   6,183
   Dividends to shareholders from investment income   (108,340)     (6,315)       (6,183)
   Proceeds from shares sold                         7,966,245           0       100,318
   Shares issued in reinvestment of dividends           67,354       6,315         6,183
   Less payments for shares redeemed	                    0         (26,606)      (75,000)
                                                     ---------    ---------     ---------
     Total increase  (decrease) in net assets        8,033,599     (20,291)       31,501

Net assets:
   Beginning of period (Note 1)                        111,210     131,501       100,000
                                                     ---------    ---------     ---------
   End of period                                   $ 8,144,809   $ 111,210     $ 131,501
                                                     =========    =========     =========























See accompanying Notes to Financial Statements.

Financial Highlights
(Unaudited)


                                                              6 Months     Year       Year
                                                               Ended       Ended      Ended
                                                              3/31/98     9/30/97    9/30/96
                                                              -------     -------    -------
Per share data for a share outstanding
throughout the period:

 Net asset value at beginning of period                       $ 1.000    $ 1.000    $ 1.000
                                                                -----      -----      -----
 Net investment income                                           .026       .051       .052
 Distributions from net investment income                       (.026)     (.051)     (.052)
 Net asset value at end of period                              $1.000    $ 1.000    $ 1.000
                                                                =====      =====      =====
 Total Return                                                   5.47% *    5.06%      5.27%
                                                                =====      =====      =====
 Net assets at end of period                              $ 8,144,809   $ 111,210  $ 131,501

 Ratios:
  Net of expenses waived or absorbed by manager (Note 3)
    Ratio of net expenses to average net assets                 0.05% *    0.00%     0.00%
    Ratio of net investment income to average net assets        5.47% *    5.06%     5.25%
  Assuming no fee waivers or expense absorption (Note 3)
    Ratio of expenses to average net assets                     1.70% *   30.19%    14.42%
    Ratio of net investment income to average net assets        3.83% *  (25.13%)   (9.17%)

* Annualized
















See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1998
(Unaudited)

(1)	Organization

The Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust has established one fund series, the Treasurers' Government Money Market Fund (the "Fund"). The Trust was capitalized on January 17, 1995, when 100,000 shares of the Fund were issued at $1.00 per share to Janis S. England, chairman and controlling member of Millennium Financial LLC, the Fund's administrator, and Millennium Capital LLC, the Fund's distributor. The Fund had no operations prior to the public offering (which occurred on October 2, 1995) of shares except for the initial issuance of shares; accordingly, no financial statement information is presented for the period prior to fiscal 1996. The Fund's investment objective is to seek high current income, consistent with protection of capital.

(2)	Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Security valuation - Securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable the Fund to maintain a constant net asset value per share.

Repurchase agreements - Repurchase agreements are collateralized by U.S. Government securities valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy.

Security transactions - Investment transactions are accounted for on the
trade date.   Securities sold are valued on a specific identification basis.

Fund share valuation, investment income and distributions to shareholders - The net asset value per share of the Fund is calculated twice a day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Interest income is accrued as earned.

Distributions from net investment income are declared daily and paid on or about the first business day of each month.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

(3)	Transactions with Affiliates

The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. The Treasurer of the Trust is the chairman and controlling member of Millennium Financial LLC ("MFL"), the Trust's administrator, and Millennium Capital LLC ("MCL"), the Trust's principal underwriter.

Investment Management Agreement - The Fund's investments are managed by Trias pursuant to the terms of a management agreement effective June 1, 1997.
Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. Since June 1, 1997, Trias voluntarily waived its advisory fees and absorbed all Fund expenses. Prior to June 1, 1997 the Fund's investments were managed by MFL. The Fund paid MFL a fee, at the annual rate of .25% of its average daily net assets.

Administration Agreement - The Fund's business affairs are managed by MFL pursuant to the terms of an administration agreement effective June 1, 1997. Under the terms of the administration agreement, the Fund pays MFL a fee, which is computed and accrued daily and paid monthly at the annual rate of
 .05% of its average daily net assets. In order to reduce the operating expenses of the Fund, MFL voluntarily waived its administration fee.

Transfer Agent and Shareholder Service Agreement - Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Countrywide Fund Services, Inc. ("CFS") dated October 10, 1997, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a minimum monthly fee not to exceed $1,500. In addition the Fund pays CFS' out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement - Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the books and records of the Fund. For these services, as of October 1, 1997 CFS receives a monthly fee, based on current assets levels, of $1,000 per month.

Prepaid Organizational Expenses - Expenses paid by MFL amounting to $23,500, were incurred in connection with the organization of the Trust and the initial offering of shares. Such organizational expenses are capitalized and amortized on a straight-line basis over five years. As of January 17, 1995, all outstanding shares of the Fund were held by the chairman and controlling member of MFL, who purchased these initial shares in order to provide the Trust with its required capital. In the event any of the initial shares of the Fund are redeemed by the chairman and controlling member of MFL or by any subsequent owner at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share of the unamortized deferred organizational expenses as of the date of such redemption.